Commitments and Contingencies - Narrative (FY) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 25, 2017	Jan. 31, 2018	Dec. 31, 2015	Dec. 31, 2011	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Rent expense					$ 300	$ 500
Maximum
Commitments And Contingencies [Line Items]
Period for severance payments in severance compensation agreement for termination or change of control					18 months
Period for continued health benefits in severance compensation agreement for termination or change of contro					18 months
Majorelle Case | Pending Litigation | Minimum
Commitments And Contingencies [Line Items]
Loss contingency, damages sought	$ 1,000
IRRAS Sublease
Commitments And Contingencies [Line Items]
Future sublease payments receivable from related party		$ 300
IRRAS Sublease | Director | Subsequent Event
Commitments And Contingencies [Line Items]
Future sublease payments receivable from related party		$ 300
Sublease, term of contract		2 years
San Diego California
Commitments And Contingencies [Line Items]
Operating lease, agreement period (in years)				5 years
Operating lease, renewal option (in years)				3 years
Operating lease, monthly rent				$ 24
Operating lease, rent expense percentage of annual escalation				3.00%
Operating lease, rent abatement period			6 months
Operating lease, rent abatement recovery period			60 months